Share-Based Compensation - Summary of GDR Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of Terms and Conditions of Share-Based Payment Arrangement [Line Items]
Outstanding at the beginning of the period	2,202,438	2,266,166
Outstanding at the end of the period	1,598,230	2,202,438
GDR Options
Disclosure of Terms and Conditions of Share-Based Payment Arrangement [Line Items]
Outstanding at the beginning of the period	2,202,438	2,266,166
Granted	142,970	564,800
Forfeited		(9,740)
Exercised	(747,178)	(618,788)
Outstanding at the end of the period	1,598,230	2,202,438